Other Key Disclosures (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2015	Mar. 31, 2014
Maximum | Finance Receivable Held by Special Purpose Entities, Transferees
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement		₨ 0.1